Taxation (Components of Income before Income Taxes) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income /(loss) before income tax expense
Income /(loss) from China operations			$ (4,390)	$ (2,865)	$ (55,874)
Income /(loss) from non-China operations			26,173	(33,092)	(120,962)
Total income /(loss) before income tax expense			21,783	(35,957)	(176,836)
Income tax expense applicable to China operations
Current tax			14,510	15,040	56,938
Deferred tax			8,455	49,598	343
Subtotal income tax expense applicable to China operations			22,965	64,638	57,281
Non China income tax expense/(benefit)			7,887	(78,540)	214,737
Non China withholding tax expense			324	469	618
Total income tax expense			31,176	(13,433)	272,636
Unrecognized tax benefit recorded				142,000
Interest in connection with unrecognized tax benefit		$ 8,000		2,000	8,000
Provisional amount of income tax expense recognized for the Toll Charge		219,000
Reduction in liability for deferred income tax		$ 4,000
CHINA
Income tax expense applicable to China operations
Total income tax expense			23,000		55,900
Accrued Income Taxes			41,500
Reversal of Accrued Income Taxes			19,500
United States
Income tax expense applicable to China operations
Total income tax expense					$ 214,700
Recognition of previously unrecognized tax benefit				$ 77,000
Interest in connection with unrecognized tax benefit			$ 8,000
Provisional amount of income tax expense recognized for the Toll Charge	$ 219,000
Reduction in liability for deferred income tax	$ 4,000